SUPPLEMENT DATED OCTOBER 1, 2013

FIRST INVESTORS STRATEGIC INCOME FUND PROSPECTUS
DATED APRIL 3, 2013

The Supplement dated August 29, 2013 is deleted and replaced with this Supplement.

1. In the section “Fund Management In Greater Detail” under the heading “The Adviser” on page 21, the Adviser’s address in the third sentence is deleted and replaced with the following:

Its address is 40 Wall Street, New York, NY 10005.

2. Under the heading “What share classes are offered by the Fund?” on page 24, the following introductory paragraph is added:

Not all classes of shares of the Fund may be available in all jurisdictions.

3. Under the heading “What share classes are offered by the Fund?” on page 24, the paragraph related to “Advisor Class shares” is deleted in its entirety and replaced with the following:

Advisor Class shares:  Advisor Class shares of the Fund are available to fee-based advisory programs sponsored or maintained by a financial intermediary, such as a registered investment advisor, who invests $100,000 in the aggregate in the Fund and to certain retirement plan service provider platforms.  The Fund may accept, in its sole discretion, investments in Advisor Class shares from purchasers not listed above. Advisor Class shares require a minimum initial investment of $1,000 per Fund account.  The Fund reserves the right to waive the minimum initial account size requirement for Advisor Class shares in certain cases.  Advisor Class shares of the Fund are sold at net asset value and do not charge 12b-1 fees.

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Please retain this Supplement for future reference.

SIFP1013

SUPPLEMENT DATED OCTOBER 1, 2013

FIRST INVESTORS STRATEGIC INCOME FUND
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 3, 2013

The Supplement dated August 29, 2013 is deleted and replaced with this Supplement.

1. The address listed for the First Investors Strategic Income Fund, First Investors Management Company, Inc. and any affiliated company as 55 Broadway, New York, NY 10006 is deleted and replaced with the following:

40 Wall Street, New York, NY 10005.

2. Under the heading “History and Classification of the Fund” on page I-3, the last two sentences of the first paragraph are deleted and replaced with the following:

The Fund has designated two classes of shares for sale: Class A and Advisor Class shares.

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Please retain this Supplement for future reference.

SIFSAI1013